RELATED PARTY TRANSACTIONS - Advisor Fees to REIT I (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amount paid for related party transactions	$ 0
Acquisition fees
Related Party Transaction [Line Items]
Amount paid for related party transactions		$ 746,459
REIT I
Related Party Transaction [Line Items]
Amount paid for related party transactions		51,768
REIT I | Asset management fees
Related Party Transaction [Line Items]
Amount paid for related party transactions		34,968
REIT I | Other
Related Party Transaction [Line Items]
Amount paid for related party transactions		$ 16,800